17. Quarterly Data	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
17. Quarterly Data

	2016				2015
(Dollars in thousands, except per share amounts)	First	Second	Third	Fourth	First	Second	Third	Fourth
Total interest income	$9,905	9,815	9,982	10,107	$9,567	9,191	9,947	9,961
Total interest expense	809	813	828	821	884	875	874	851
Net interest income	9,096	9,002	9,154	9,286	8,683	8,316	9,073	9,110

(Reduction of) provision for loan losses	(216)	(531)	(360)	(99)	173	(214)	235	(211)
Other income	3,324	3,572	3,414	3,666	3,245	3,297	3,266	3,504
Other expense	9,492	9,109	9,598	11,783	8,748	8,337	8,669	10,024
Income before income taxes	3,144	3,996	3,330	1,268	3,007	3,490	3,435	2,801

Income taxes (benefit)	691	1,032	872	(34)	679	866	942	613
Net earnings	2,453	2,964	2,458	1,302	2,328	2,624	2,493	2,188

Basic net earnings per share	0.45	0.54	0.45	0.24	$0.41	0.47	0.45	0.40
Diluted net earnings per share	$0.44	0.53	0.44	0.24	$0.41	0.47	0.45	0.39